Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exercise of stock options	361,618	554,049	470,029
Conversion of common stock		190,280
Common stock shares issued for cash	576,002
Common stock shares issued for purchase of assets	163,137
Purchase of treasury stock	57,619	115,196	111,252
Common stock dividends/distributions	$ 3.65	$ 3.32	$ 3.02
Preferred stock dividend shares	$ 63.80	$ 63.80	$ 63.80
Additional Paid-in Capital [Member]
Exercise of stock options	361,618	554,049	470,029
Common stock shares issued for cash	576,002
Common stock shares issued for purchase of assets	163,137
Common Stock [Member]
Conversion of common stock		190,280
Treasury Stock [Member]
Purchase of treasury stock	57,619	115,196	111,252
Accumulated Deficit [Member]
Common stock dividends/distributions	$ 3.65	$ 3.32	$ 3.02
Preferred stock dividend shares	$ 63.80	$ 63.80	$ 63.80